091-16586fn

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 30 2013
DIVISION OF TRADING & MARKETS

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

13035561

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   ProShares Ultra High Yield
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   UJB
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:

Date:
JULY 25, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 30 2013

CHX

Chicago Stock Exchange

July 26, 2013

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 30 2013
DIVISION OF TRADING & MARKETS

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Forms 19b-4(e) for various exchange traded products

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

BSCL	Guggenheim BulletShares 2021 Corporate Bond ETF
BSCM	Guggenheim BulletShares 2022 Corporate Bond ETF
DXJS	WisdomTree Japan Hedged SmallCap Equity Fund
DXPS	WisdomTree United Kingdom Hedged Equity Fund
EMDG	EGShares Emerging Markets Dividend Growth ETF
GIY	Guggenheim Enhanced Core Bond ETF
HDGI	AdvisorShares Athena International Bear ETF
IBDA	iSharesBond 2016 Corporate Term ETF
IBDB	iSharesBond 2018 Corporate Term ETF
IBDC	iSharesBond 2020 Corporate Term ETF
IBDD	iSharesBond 2023 Corporate Term ETF
ILTB	iShares Core Long-Term U.S. Bond ETF
KFYP	KraneShares China Securities Index Five Year Plan ETF
QUAL	iShares Morgan Stanley Capital International USA Quality Factor ETF
RPX	Columbia Large Cap Growth ETF
RWG	Columbia Select Large Cap Growth ETF
TWOK	SPDR Russell 2000 ETF
UJB	ProShares Ultra High Yield
UNL	United States 12 Month Natural Gas Fund, L.P.
USAG	United States Agriculture Index Fund
USMI	United States Metals Index Fund
VEGA	AdvisorShares STAR Global Buy-Write ETF

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 30 2013

VIXH	First Trust Chicago Board Options Exchange S&P 500 Market Volatility Index Tail Hedge Fund
VQT	Barclays ETN+ S&P 500 Dynamic VEQTOR Total Return Index
VRD	SPDR Nuveen S&P Variable Rate Demand Obligations Municipal Bond ETF
VTIP	Vanguard Short-Term-Inflation-Protected Securities Index Fund
VWOB	Vanguard Emerging Markets Government Bond ETF
WDIV	SPDR S&P Global Dividend ETF
WDTI	WisdomTree Managed Futures Strategy Fund
WMW	ELEMENTS Linked to the Morningstar Wide Moat Focus Total Return Index
XAR	SPDR S&P Aerospace & Defense ETF
XHS	SPDR S&P Health Care Services ETF
XMLV	PowerShares S&P MidCap Low Volatility Portfolio
XOVR	SPDR Bank of America Merrill Lynch Crossover Corporate Bond ETF
XSLV	PowerShares S&P SmallCap Low Volatility Portfolio
XSW	SPDR S&P Software & Services ETF
YANG	Direxion Daily China Bear 3X Shares
YINN	Direxion Daily China Bull 3X Shares
YMLI	Yorkville High Income Infrastructure Master Limited Partnerships ETF
YMLP	Yorkville High Income Master Limited Partnerships ETF
ZROZ	PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures

7/30/2013	CHX	Ownership of the trust	guggenheim bulletshares 2021 corporate bond etf	BSCL
7/30/2013	CHX	Ownership of the trust	guggenheim bulletshares 2022 corporate bond etf	BSCM
7/30/2013	CHX	Ownership of the trust	wisdomtree japan hedged smallcap equity fund	DXJS
7/30/2013	CHX	Ownership of the trust	wisdomtree united kingdom hedged equity fund	DXPS
7/30/2013	CHX	Ownership of the trust	egshares emerging markets dividend growth etf	EMDG
7/30/2013	CHX	Ownership of the trust	guggenheim enhanced core bond etf	GIY
7/30/2013	CHX	Ownership of the trust	advisorshares athena international bear etf	HDGI
7/30/2013	CHX	Ownership of the trust	isharesbond 2016 corporate term etf	IBDA
7/30/2013	CHX	Ownership of the trust	isharesbond 2018 corporate term etf	IBDB
7/30/2013	CHX	Ownership of the trust	isharesbond 2020 corporate term etf	IBDC
7/30/2013	CHX	Ownership of the trust	isharesbond 2023 corporate term etf	IBDD · ILTB
7/30/2013	CHX	Ownership of the trust	isharesbond core long-term us bond etf	KFYP
7/30/2013	CHX	Ownership of the trust	kraneshares china securities index five year plan etf	QUAL
7/30/2013	CHX	Ownership of the trust	columbia large cap growth etf	RPX
7/30/2013	CHX	Ownership of the trust	columbia select large cap growth etf	RWG
7/30/2013	CHX	Ownership of the trust	spdr russell 2000 etf	TWOK
7/30/2013	CHX	Ownership of the trust	proshares ultra high yield	UJB
7/30/2013	CHX	Ownership of the trust	united states 12 month natural gas fund lp	UNL
7/30/2013	CHX	Ownership of the trust	united states agriculture index fund	USAG
7/30/2013	CHX	Ownership of the trust	united states metals index fund	USMI
7/30/2013	CHX	Ownership of the trust	advisorshares star global buy-write etf	VEGA
7/30/2013	CHX	Ownership of the trust	first trust chicago board options exchange s&p 500 market volatility index tail hedge fund	VIXH
7/30/2013	CHX	Ownership of the trust	barclays etn + s&p 500 dynamic veqtor total return index	VQT
7/30/2013	CHX	Ownership of the trust	spdr nuveen s&p variable rate demand obligations municipal bond etf	VRD

7/30/2013 CHX	Ownership of the trust	vanguard short-term-inflation-protected securities index fund	VTIP
7/30/2013 CHX	Ownership of the trust	vanguard emerging markets government bond etf	VWOB
7/30/2013 CHX	Ownership of the trust	spdr s&p global dividend etf	WDIV
7/30/2013 CHX	Ownership of the trust	wisdomtree managed futures strategy fund	WDTI
7/30/2013 CHX	Ownership of the trust	elements limited to the morningstar wide moat focus total return index	WMW
7/30/2013 CHX	Ownership of the trust	spdr s&p aerospace & defense etf	XAR
7/30/2013 CHX	Ownership of the trust	spdr s&p health care services eft	XHS → ?XML
7/30/2013 CHX	Ownership of the trust	powershares s&p midcap low volatility portfolio	XSLV
7/30/2013 CHX	Ownership of the trust	spdr s&p software & services etf	XSW
7/30/2013 CHX	Ownership of the trust	direxion daily china bear 3x shares	YANG
7/30/2013 CHX	Ownership of the trust	direxion daily china bull 3x shares	YINN
7/30/2013 CHX	Ownership of the trust	yorkville high income infrastructure master limited partnerships etf	YMLI
7/30/2013 CHX	Ownership of the trust	yorkville high income master limited partnerships etf	YMLP
7/30/2013 CHX	Ownership of the trust	pimco 25+ year zero coupon us treasury index etf	ZROZ